SHAREHOLDERS' EQUITY - Share Capital (Details) shares in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jul. 04, 2020 USD ($) shares	Apr. 04, 2020 USD ($) shares	Jul. 06, 2019 USD ($) shares	Apr. 06, 2019 USD ($) shares	Jul. 04, 2020 USD ($) shares	Jul. 06, 2019 USD ($) shares
Changes in equity [abstract]
Balance, beginning of period		$ 704			$ 704
Balance, end of period	$ 686		$ 749		$ 686	$ 749
Share capital
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares) | shares		81.5		81.7	81.5	81.7
Issuance of common shares upon exercise of options and DRIP (in shares) | shares					0.1	0.0
Reverse accrual for shares to be purchased and/or cancelled in 2019 (in shares) | shares					0.0	1.6
Shares repurchased in 2018 and cancelled in 2019 (in shares) | shares					0.0	(0.2)
Shares repurchased and cancelled in 2019 (in shares) | shares					(1.0)	(1.4)
Common shares outstanding, end of year (in shares) | shares	80.6		81.7		80.6	81.7
Changes in equity [abstract]
Balance, beginning of period	$ 1,264	$ 1,278	$ 1,280	$ 1,280	$ 1,278	$ 1,280
Issue of common shares upon exercise of options	0		0		1	0
Reverse accrual for shares repurchased and/or cancelled in 2019					0	24
Shares repurchased in 2018 and cancelled in 2019					0	(2)
Cancellation of treasury shares					(15)	(22)
Balance, end of period	$ 1,264	$ 1,264	$ 1,280	$ 1,280	$ 1,264	$ 1,280